Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	At December 31,	At December 31,
	2021	2020
Cash deposits	$529.7	$523.7
Term deposits	9.6	10.5
	$539.3	$534.2